Shareholder Report	6 Months Ended	104 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE CAPITAL APPRECIATION FUND INC
Entity Central Index Key	0000102757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000162171
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 10.57% during the six months ended June 30, 2024. This compares to the 8.70% return of the Fund’s blended benchmark, comprised 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index (Bloomberg Index), during the same semiannual period.

  The Fund outperformed its blended benchmark due primarily to asset allocation decisions. The Fund was overweight equities and underweight fixed income, which helped, as equities significantly outperformed fixed income.

  The equity portion of the Fund outperformed the S&P 500® Index, attributable primarily to sector allocation overall. Further, the equity portion of the Fund was helped by its allocation to large-cap growth companies, including the “Magnificent Seven,” a group of mega-cap stocks in the S&P 500® Index that drove equity performance for much of the semiannual period. Stock selection as whole detracted. The fixed income portion of the Fund lagged the Bloomberg Index.

  The equity portion of the Fund was helped most by stock selection in the information technology, financials and industrials sectors. An overweight to information technology and an underweight to industrials also added value. Partially offsetting these positive contributors was weak stock selection in the health care, consumer discretionary and communication services sectors, which detracted. An overweight to consumer discretionary also hurt.

  Among individual stocks, contributing most positively was enterprise analytics provider MicroStrategy, which develops bitcoin applications, driven by bitcoin performance, artificial intelligence (AI) innovations and improving profitability. Computer graphics processors manufacturer NVIDIA advanced, driven by strong results and execution and its leadership position in the fast-growing and transformational AI semiconductor market. Boosting financial services platform operator Robinhood Markets was strong transaction revenue and deposit growth as well as increasing scale and profitability.

  Stocks detracting most were molecular diagnostics company Exact Sciences, whose weakness reflected competition risks, even as it demonstrated strong execution and a sizable market opportunity for its cancer tests, including Cologuard; biotechnology company Revance Therapeutics, weighed on by strategic pricing of its Daxxify product in the competitive aesthetics market, even as the product gained market share; and online dating services operator Match Group, pressured by lackluster performance of its Tinder segment, including lower than expected user growth.

  The fixed income portion of the Fund was hurt most by its duration positioning. Early in the semiannual period, its duration was slightly longer than that of the Bloomberg Index based on our expectations of the U.S. Federal Reserve beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation during the first quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of June, we had reduced duration to a modestly short position relative to the Bloomberg Index.

  Fixed income sector allocation decisions overall boosted relative results. An overweight to corporate bonds, particularly BBB-rated bonds, contributed most positively. An underweight to U.S. Treasuries also helped. Issue selection overall added modest value, especially a focus on higher-coupon mortgage-backed securities, which helped offset the sector’s weak performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Capital Appreciation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000	$10,000
11/15	$9,832	$10,030	$10,008
12/15	$9,671	$9,872	$9,900
01/16	$9,056	$9,382	$9,660
02/16	$9,056	$9,369	$9,681
03/16	$9,480	$10,005	$10,100
04/16	$9,514	$10,043	$10,139
05/16	$9,682	$10,224	$10,248
06/16	$9,534	$10,250	$10,338
07/16	$10,004	$10,628	$10,591
08/16	$10,195	$10,643	$10,595
09/16	$10,174	$10,645	$10,594
10/16	$9,928	$10,451	$10,445
11/16	$9,894	$10,838	$10,579
12/16	$9,967	$11,052	$10,713
01/17	$10,358	$11,262	$10,847
02/17	$10,712	$11,709	$11,143
03/17	$10,841	$11,723	$11,149
04/17	$11,114	$11,843	$11,253
05/17	$11,066	$12,010	$11,385
06/17	$11,413	$12,085	$11,426
07/17	$11,804	$12,333	$11,592
08/17	$12,029	$12,371	$11,653
09/17	$12,112	$12,626	$11,786
10/17	$12,100	$12,921	$11,965
11/17	$12,254	$13,317	$12,197
12/17	$12,391	$13,465	$12,305
01/18	$13,217	$14,236	$12,719
02/18	$12,904	$13,711	$12,365
03/18	$12,718	$13,363	$12,183
04/18	$12,856	$13,414	$12,182
05/18	$13,231	$13,737	$12,405
06/18	$13,453	$13,822	$12,451
07/18	$13,516	$14,336	$12,761
08/18	$13,980	$14,803	$13,067
09/18	$14,168	$14,887	$13,091
10/18	$12,739	$13,870	$12,448
11/18	$13,077	$14,153	$12,643
12/18	$12,067	$12,875	$11,952
01/19	$13,574	$13,906	$12,615
02/19	$13,832	$14,353	$12,881
03/19	$14,144	$14,632	$13,130
04/19	$14,538	$15,224	$13,487
05/19	$13,642	$14,257	$12,984
06/19	$14,633	$15,262	$13,642
07/19	$14,565	$15,481	$13,784
08/19	$14,049	$15,236	$13,753
09/19	$13,696	$15,521	$13,900
10/19	$13,873	$15,857	$14,115
11/19	$14,877	$16,433	$14,458
12/19	$15,266	$16,928	$14,752
01/20	$15,296	$16,922	$14,837
02/20	$14,684	$15,529	$14,085
03/20	$12,787	$13,611	$12,907
04/20	$14,997	$15,356	$14,038
05/20	$16,222	$16,087	$14,499
06/20	$16,835	$16,407	$14,721
07/20	$17,432	$17,332	$15,349
08/20	$18,403	$18,578	$16,057
09/20	$17,925	$17,872	$15,631
10/20	$17,641	$17,397	$15,324
11/20	$19,329	$19,301	$16,514
12/20	$20,369	$20,043	$16,966
01/21	$20,543	$19,841	$16,809
02/21	$21,064	$20,388	$17,067
03/21	$20,890	$21,281	$17,542
04/21	$21,601	$22,416	$18,261
05/21	$21,348	$22,573	$18,371
06/21	$22,153	$23,100	$18,721
07/21	$22,043	$23,649	$19,105
08/21	$22,580	$24,368	$19,527
09/21	$21,774	$23,234	$18,804
10/21	$22,674	$24,862	$19,779
11/21	$21,569	$24,690	$19,690
12/21	$21,821	$25,797	$20,342
01/22	$20,553	$24,462	$19,436
02/22	$19,778	$23,729	$18,943
03/22	$19,954	$24,610	$19,342
04/22	$17,541	$22,464	$17,880
05/22	$17,242	$22,505	$17,933
06/22	$15,533	$20,648	$16,750
07/22	$16,819	$22,552	$17,998
08/22	$16,643	$21,632	$17,320
09/22	$15,128	$19,640	$15,938
10/22	$15,938	$21,230	$16,838
11/22	$16,555	$22,416	$17,700
12/22	$15,332	$21,125	$16,906
01/23	$17,419	$22,452	$17,833
02/23	$16,971	$21,904	$17,391
03/23	$17,517	$22,708	$17,981
04/23	$17,439	$23,063	$18,221
05/23	$17,829	$23,163	$18,233
06/23	$18,648	$24,693	$19,135
07/23	$19,507	$25,487	$19,609
08/23	$19,019	$25,081	$19,338
09/23	$18,219	$23,885	$18,511
10/23	$17,517	$23,383	$18,144
11/23	$19,350	$25,518	$19,611
12/23	$20,684	$26,678	$20,472
01/24	$20,645	$27,126	$20,728
02/24	$21,886	$28,574	$21,534
03/24	$22,753	$29,494	$22,127
04/24	$21,354	$28,289	$21,292
05/24	$22,103	$29,692	$22,207
06/24	$22,871	$30,757	$22,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/2/15
Institutional Class	22.64%	9.34%	10.02%
S&P 500® Index	24.56%	15.05%	13.70%
60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index	15.79%	8.94%	8.79%

Performance Inception Date		Nov. 02, 2015
AssetsNet	$ 449,753,081	$ 449,753,081
Holdings Count | Holding	238	238
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$449,753,081
# of Portfolio Holdings	238
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	65.3%
Bonds & Notes	29.1%
Cash & Other Assets - Net	5.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	4.7%
Meta Platforms, Inc.	3.6%
Alphabet, Inc.	3.0%
Amazon.com, Inc.	2.7%
Microsoft Corp.	2.5%
Uber Technologies, Inc.	2.3%
Apple, Inc.	2.3%
MicroStrategy, Inc.	2.1%
Netflix, Inc.	1.6%
Visa, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020636
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Investor
Trading Symbol	VALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 10.48% during the six months ended June 30, 2024. This compares to the 8.70% return of the Fund’s blended benchmark, comprised 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index (Bloomberg Index), during the same semiannual period.

  The Fund outperformed its blended benchmark due primarily to asset allocation decisions. The Fund was overweight equities and underweight fixed income, which helped, as equities significantly outperformed fixed income.

  The equity portion of the Fund outperformed the S&P 500® Index, attributable primarily to sector allocation overall. Further, the equity portion of the Fund was helped by its allocation to large-cap growth companies, including the “Magnificent Seven,” a group of mega-cap stocks in the S&P 500® Index that drove equity performance for much of the semiannual period. Stock selection as whole detracted. The fixed income portion of the Fund lagged the Bloomberg Index.

  The equity portion of the Fund was helped most by stock selection in the information technology, financials and industrials sectors. An overweight to information technology and an underweight to industrials also added value. Partially offsetting these positive contributors was weak stock selection in the health care, consumer discretionary and communication services sectors, which detracted. An overweight to consumer discretionary also hurt.

  Among individual stocks, contributing most positively was enterprise analytics provider MicroStrategy, which develops bitcoin applications, driven by bitcoin performance, artificial intelligence (AI) innovations and improving profitability. Computer graphics processors manufacturer NVIDIA advanced, driven by strong results and execution and its leadership position in the fast-growing and transformational AI semiconductor market. Boosting financial services platform operator Robinhood Markets was strong transaction revenue and deposit growth as well as increasing scale and profitability.

  Stocks detracting most were molecular diagnostics company Exact Sciences, whose weakness reflected competition risks, even as it demonstrated strong execution and a sizable market opportunity for its cancer tests, including Cologuard; biotechnology company Revance Therapeutics, weighed on by strategic pricing of its Daxxify product in the competitive aesthetics market, even as the product gained market share; and online dating services operator Match Group, pressured by lackluster performance of its Tinder segment, including lower than expected user growth.

  The fixed income portion of the Fund was hurt most by its duration positioning. Early in the semiannual period, its duration was slightly longer than that of the Bloomberg Index based on our expectations of the U.S. Federal Reserve beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation during the first quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of June, we had reduced duration to a modestly short position relative to the Bloomberg Index.

  Fixed income sector allocation decisions overall boosted relative results. An overweight to corporate bonds, particularly BBB-rated bonds, contributed most positively. An underweight to U.S. Treasuries also helped. Issue selection overall added modest value, especially a focus on higher-coupon mortgage-backed securities, which helped offset the sector’s weak performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Capital Appreciation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
07/14	$9,913	$9,862	$9,907
08/14	$10,233	$10,257	$10,188
09/14	$10,101	$10,113	$10,075
10/14	$10,306	$10,360	$10,262
11/14	$10,549	$10,638	$10,458
12/14	$10,483	$10,612	$10,446
01/15	$10,315	$10,293	$10,340
02/15	$10,773	$10,885	$10,656
03/15	$10,707	$10,712	$10,571
04/15	$10,617	$10,815	$10,618
05/15	$10,774	$10,954	$10,692
06/15	$10,601	$10,742	$10,520
07/15	$10,758	$10,967	$10,683
08/15	$10,165	$10,306	$10,280
09/15	$9,835	$10,051	$10,155
10/15	$10,541	$10,898	$10,664
11/15	$10,474	$10,931	$10,673
12/15	$10,393	$10,758	$10,556
01/16	$9,749	$10,225	$10,292
02/16	$9,737	$10,211	$10,313
03/16	$10,188	$10,903	$10,767
04/16	$10,212	$10,946	$10,809
05/16	$10,391	$11,142	$10,928
06/16	$10,220	$11,171	$11,021
07/16	$10,734	$11,583	$11,296
08/16	$10,937	$11,599	$11,301
09/16	$10,904	$11,602	$11,300
10/16	$10,641	$11,390	$11,140
11/16	$10,605	$11,812	$11,291
12/16	$10,683	$12,045	$11,437
01/17	$11,099	$12,274	$11,582
02/17	$11,477	$12,761	$11,903
03/17	$11,614	$12,776	$11,910
04/17	$11,904	$12,907	$12,021
05/17	$11,841	$13,089	$12,163
06/17	$12,210	$13,170	$12,207
07/17	$12,627	$13,441	$12,388
08/17	$12,867	$13,482	$12,452
09/17	$12,955	$13,760	$12,598
10/17	$12,943	$14,082	$12,794
11/17	$13,107	$14,513	$13,047
12/17	$13,232	$14,675	$13,164
01/18	$14,123	$15,515	$13,617
02/18	$13,778	$14,943	$13,233
03/18	$13,584	$14,563	$13,033
04/18	$13,730	$14,619	$13,035
05/18	$14,129	$14,971	$13,276
06/18	$14,357	$15,064	$13,326
07/18	$14,424	$15,624	$13,664
08/18	$14,916	$16,133	$13,997
09/18	$15,116	$16,225	$14,024
10/18	$13,586	$15,116	$13,325
11/18	$13,945	$15,424	$13,535
12/18	$12,873	$14,031	$12,778
01/19	$14,472	$15,156	$13,499
02/19	$14,745	$15,642	$13,788
03/19	$15,062	$15,946	$14,055
04/19	$15,494	$16,592	$14,444
05/19	$14,529	$15,538	$13,891
06/19	$15,580	$16,633	$14,605
07/19	$15,508	$16,872	$14,759
08/19	$14,961	$16,605	$14,719
09/19	$14,572	$16,915	$14,879
10/19	$14,760	$17,282	$15,114
11/19	$15,825	$17,909	$15,488
12/19	$16,238	$18,449	$15,809
01/20	$16,254	$18,442	$15,896
02/20	$15,604	$16,924	$15,072
03/20	$13,592	$14,834	$13,789
04/20	$15,937	$16,735	$15,016
05/20	$17,220	$17,532	$15,518
06/20	$17,885	$17,881	$15,759
07/20	$18,519	$18,889	$16,438
08/20	$19,533	$20,247	$17,212
09/20	$19,026	$19,478	$16,748
10/20	$18,725	$18,960	$16,414
11/20	$20,499	$21,035	$17,709
12/20	$21,602	$21,844	$18,201
01/21	$21,786	$21,623	$18,032
02/21	$22,339	$22,220	$18,317
03/21	$22,138	$23,193	$18,839
04/21	$22,891	$24,431	$19,621
05/21	$22,623	$24,601	$19,739
06/21	$23,460	$25,175	$20,118
07/21	$23,343	$25,773	$20,533
08/21	$23,913	$26,557	$20,994
09/21	$23,042	$25,322	$20,209
10/21	$23,996	$27,096	$21,272
11/21	$22,824	$26,908	$21,174
12/21	$23,069	$28,114	$21,885
01/22	$21,747	$26,659	$20,904
02/22	$20,909	$25,861	$20,370
03/22	$21,095	$26,821	$20,811
04/22	$18,544	$24,483	$19,229
05/22	$18,228	$24,527	$19,285
06/22	$16,422	$22,503	$17,999
07/22	$17,781	$24,578	$19,354
08/22	$17,576	$23,575	$18,622
09/22	$15,956	$21,404	$17,126
10/22	$16,831	$23,137	$18,110
11/22	$17,483	$24,430	$19,042
12/22	$16,188	$23,023	$18,177
01/23	$18,368	$24,469	$19,179
02/23	$17,895	$23,872	$18,705
03/23	$18,471	$24,749	$19,342
04/23	$18,389	$25,135	$19,601
05/23	$18,800	$25,244	$19,617
06/23	$19,643	$26,912	$20,602
07/23	$20,548	$27,777	$21,118
08/23	$20,034	$27,334	$20,824
09/23	$19,170	$26,031	$19,930
10/23	$18,450	$25,484	$19,533
11/23	$20,363	$27,811	$21,122
12/23	$21,762	$29,075	$22,050
01/24	$21,721	$29,563	$22,330
02/24	$23,026	$31,142	$23,212
03/24	$23,938	$32,144	$23,856
04/24	$22,467	$30,831	$22,952
05/24	$23,234	$32,360	$23,945
06/24	$24,042	$33,521	$24,685

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	22.39%	9.06%	9.17%
S&P 500® Index	24.56%	15.05%	12.86%
60/40 S&P 500® Index/Bloomberg U.S. Aggregate Bond Index	15.79%	8.94%	8.26%

AssetsNet	$ 449,753,081	$ 449,753,081
Holdings Count | Holding	238	238
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$449,753,081
# of Portfolio Holdings	238
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	65.3%
Bonds & Notes	29.1%
Cash & Other Assets - Net	5.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	4.7%
Meta Platforms, Inc.	3.6%
Alphabet, Inc.	3.0%
Amazon.com, Inc.	2.7%
Microsoft Corp.	2.5%
Uber Technologies, Inc.	2.3%
Apple, Inc.	2.3%
MicroStrategy, Inc.	2.1%
Netflix, Inc.	1.6%
Visa, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com